Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 1,010	$ 1,075
Accounts receivable, net	1,728	1,836
Inventories	1,452	1,549
Summary of Other Current Assets	694	495
Current Assets of Discontinued Operations	696	748
Current Assets	5,580	5,703
Property, Plant and Equipment, Net	6,284	6,605
Investments in Equity Companies	314	306
Goodwill	1,796	1,894
Other Intangible Assets, Net	80	188
Other Assets	984	1,018
TOTAL ASSETS	16,546	17,344
Current Liabilities
Debt payable within one year	564	563
Trade accounts payable	3,264	3,189
Accrued expenses and other current liabilities	2,091	2,063
Dividends payable	402	394
Disposal Group, Including Discontinued Operation, Liabilities, Current	683	721
Current Liabilities	7,004	6,930
Long-Term Debt	6,854	7,386
Non-current Employee Benefits	628	654
Deferred Income Taxes	300	340
Other Liabilities	609	767
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	139	173
Redeemable Preferred Securities of Subsidiaries	$ 37	$ 26
Preferred stock, par value per share	$ 0	$ 0
Preferred stock, shares issued	0	0
Preferred stock, shares authorized	20,000,000.0	20,000,000.0
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	378,600,000	378,600,000
Common stock, par value per share	$ 1.25	$ 1.25
Stockholders' Equity
Preferred stock - no par value - authorized 20.0 million shares, none issued	$ 0	$ 0
Common stock - $1.25 par value - authorized 1,200.0 million shares; issued 378.6 million shares as of December 31, 2024 and 2023	473	473
Additional paid-in capital	$ 862	$ 878
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively	46,800,000	41,600,000
Treasury Stock, Value	$ (5,986)	$ (5,222)
Retained earnings	9,257	8,368
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,766)	(3,582)
Total Kimberly-Clark Corporation Stockholders' Equity	840	915
Noncontrolling Interests	135	153
Total Stockholders' Equity	975	1,068
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	16,546	17,344
Non-current Assets of Discontinued Operations	$ 1,508	$ 1,630